STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) - USD ($)		1 Months Ended			3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 24, 2017	Apr. 30, 2020	Aug. 28, 2019	Mar. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Mar. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock authorized								10,000,000	10,000,000			10,000,000	10,000,000
Issuance of common stock												$ 9,253,128
Shares available for grant									321,429			321,429
Common stock issued for services												$ 52,500	$ 32,917
Treasury stock								$ 157,452	$ 157,452			$ 157,452	$ 157,452				$ 148,000
Treasury stock shares								1,324	1,324			1,324	1,324				235
Repurchase of common stock													$ 7,993
Proceeds from warrants exercise													2,318,020
Total compensation cost for stock options not yet recognized									$ 264,256			264,256
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock												$ 1,542
Issuance of common stock, shares												1,542,188
Conversion of preferred stock								$ 375,000			$ 750,000
Common stock issued for services												$ 12	$ 4
Common stock issued for services, shares												11,112	4,523
Conversion of stock shares converted								53,571			107,142
Conversion of stock converted value								$ 375,000			$ 750,000
Shareholder [Member]
Class of Stock [Line Items]
Exercise price				$ 9.10
Warrants to purchase shares of common stock				214,286
Proceeds from warrants exercise												$ 1,650,000
Reduced exercise price				$ 7.70
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased													$ 10.08	$ 7.00
Repurchase of common stock													$ 115	$ 84
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased													$ 9.09	$ 6.30
Repurchase of common stock													$ 753	$ 140
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized									10,000,000			10,000,000
Preferred stock, shares issued									15,000			15,000
Conversion price									$ 7.00			$ 7.00
Conversion of preferred stock												$ 1,000
Conversion of stock converted value												$ 1,000
Series B Convertible Preferred Stock [Member] | SPA [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	2,830
Exercise price	$ 1,000
Conversion of preferred stock	$ 2,830,000
Conversion of stock converted value	$ 2,830,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized								15,000	15,000			15,000	15,000
Preferred stock, shares issued	1,705							1,705	1,705			1,705	1,705
Preferred stock, shares outstanding	1,705							1,705	1,705			1,705	1,705
Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock, shares										9,878
Number of options issued					67,500
Number of options expired					1,197
Number of forfeited options					9,450
Warrants to purchase shares of common stock				214,286				357		66,756	19,643		357
Proceeds from warrants exercise				$ 1,650,000						$ 514,020	$ 151,250		$ 2,750
Common stock issued for cashless exercise										46,571
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares converted								375			750
Employee Stock Options [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option												not exceed 10 years
Voting rights												more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock												$ 100,000
Employees and Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense												$ 454,770	44,874
Board of Directors [Member]
Class of Stock [Line Items]
Common stock issued for services			$ 19,167		$ 37,500	$ 7,500	$ 7,500						$ 13,750
Common stock issued for services, shares			2,484		7,869	1,632	1,611						2,039
Key staff members, officers and directors [Member]
Class of Stock [Line Items]
Options exercise price		$ 14.00
Number of options issued		160,866
Key staff members, officers and directors [Member] | Transaction One [Member]
Class of Stock [Line Items]
Options exercise price		$ 4.74
Number of options issued		149,424
Number of forfeited options		536
Key staff members, officers and directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Options exercise price		$ 6.00
New CEO and two key staff members [Member]
Class of Stock [Line Items]
Number of options issued									140,000
New CEO and two key staff members [Member] | Minimum [Member]
Class of Stock [Line Items]
Options exercise price									$ 4.18			$ 4.18
New CEO and two key staff members [Member] | Maximum [Member]
Class of Stock [Line Items]
Options exercise price									$ 4.35			$ 4.35
Two Directors [Member]
Class of Stock [Line Items]
Number of options issued													17,144
Board and Former Officer [Member]
Class of Stock [Line Items]
Number of forfeited options													14,286
2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards												16,327
Shares available for grant																178,572
2016 Equity Incentive Plan [Member] | Employees and Directors [Member]
Class of Stock [Line Items]
Shares available for grant									451,898			451,898			160,152